FAIR VALUE MEASUREMENTS (Fair value measurements using input type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 10,611		$ 940
Marketable securities	3,183
Derivative asset- call option*	0	[1]
Derivative liability- put option	0
Derivatives liabilities - warrants			0
Financial assets and liabilitied measured at fair value	13,794		940
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Marketable securities	0
Derivative asset- call option*	945	[1]
Derivative liability- put option	(73)
Derivatives liabilities - warrants			(799)
Financial assets and liabilitied measured at fair value	872		(799)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Marketable securities	0
Derivative asset- call option*	0	[1]
Derivative liability- put option	0
Derivatives liabilities - warrants			0
Financial assets and liabilitied measured at fair value	0		0
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	10,611		940
Marketable securities	3,183
Derivative asset- call option*	945	[1]
Derivative liability- put option	(73)
Derivatives liabilities - warrants			(799)
Financial assets and liabilitied measured at fair value	$ 14,666		$ 141

[1]	The fair value of the derivative call options, using the Black-Scholes option pricing model made with the following unobservable assumptions: dividend yield of 9.7%, expected volatility: 49%-54%, risk free interest rate: 9%-19 (includes inflation rates), and expected life: 0.6-1.43 years.